Components of Provision (benefit) for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Provision of Income Taxes [Line Items]
Federal	$ 5,476	$ 2,657	$ (197)
Foreign	70	81	(59)
State and Local	803	668	201
Total	6,349	3,406	(55)
Federal	3,377	(51)	5,060
Foreign	9	(9)	8
State and Local	130	(32)	717
Total	3,516	(92)	5,785
Total income tax provision	$ 9,865	$ 3,314	$ 5,730